UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 37.87%

Cable & Other Pay Television Services - 3.48%
37,764	Liberty Global Plc. Class C *	879,901

Finance Services - 3.03%
17,445	Blackhawk Network Holdings, Inc. Class-A *	764,091

Fire, Marine & Casualty Insurance - 11.51%
10,820	Berkshire Hathaway, Inc. Class-B *	1,983,522
42,697	Greenlight Capital Reinsurance, Ltd. Class-A *	924,390
		2,907,912
Gold & Silver Ores - 5.35%
37,031	Barrick Gold Corp.	595,829
58,351	Goldcorp, Inc.	756,229
		1,352,058
Patent Owners & Lessors - 5.92%
103,782	Liberty Tax Inc.	1,494,461

Personal Services - 3.62%
18,837	Shutterfly, Inc. *	913,218

Retail-Apparel & Accessory Stores - 1.54%
52,948	Francesca's Holdings Corp. *	389,697

Retail-Radio, TV & Consumer Electronics - 3.43%
5,615	Apple, Inc.	865,384

TOTAL FOR COMMON STOCKS (Cost $7,482,053) - 37.87%		9,566,722

Corporate Bonds - 22.74%

Application Software - 4.86%

1,200,000	Oracle 5.75%, 04/15/2018	1,226,653

Banking - 2.02%
505,000	Wells Fargo & Co. 5.625%, 12/12/2017	508,975

Computer Communications Equipment - 3.56%
899,000	Cisco Systems, Inc. 1.4%, 02/28/2018	899,085

Health Care Plans - 4.09%
1,034,000	UnitedHealth Group, Inc. 1.4%, 10/15/2017	1,033,945

Information Technology Services - 3.95%
1,000,000	International Business Machines Corp. 1.25%, 02/08/2018	998,901

Life Insurance - 4.26%
1,076,000	Metlife, Inc. 1.756%, 12/15/2017	1,076,715

TOTAL FOR CORPORATE BONDS (Cost $5,749,275) - 22.74%		5,744,274

United States Treasury Note Bonds - 25.47%
1,500,000	Us Treasury Bill 05/24/2018	1,488,459
2,500,000	Us Treasury Bill 07/19/2018	2,475,230
2,500,000	Us Treasury Bill 09/13/2018	2,469,245

TOTAL FOR UNITED STATES TREASURY NOTE BONDS (Cost $6,434,573) - 25.47%		6,432,934

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.00% *
Shares Subject to Put

	Japan 10 Year Future Option
2,000,000	October 2017 Put @148.50	0

	Japan 10 Year Future Option
1,000,000	November 2017 Put @147.50	0

	Total (Premiums Paid $288) - 0.00%	0

SHORT TERM INVESTMENTS - 13.69%
3,457,467	Morgan Stanley Institutional Liquidity Funds 0.88% (Cost $3,457,467) **	3,457,467

TOTAL INVESTMENTS (Cost $23,123,656) *** - 99.77%		25,201,397

OTHER ASSETS LESS LIABILITIES - 0.23%			57,554

NET ASSETS - 100.00%			$ 25,258,951

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2017.

*** At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,123,656 amounted to $2,077,721, which consisted of aggregate gross unrealized appreciation of $2,585,532 and aggregate gross unrealized depreciation of $507,811.

NOTES TO FINANCIAL STATEMENTS
Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $23,123,656 amounted to $2,077,721, which consisted of aggregate gross unrealized appreciation of $2,585,532 and aggregate gross unrealized depreciation of $507,811.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,566,722	$0	$0	$9,566,722
Options Purchased	0	0	0	0
Corporate Bonds	0	5,744,274	0	5,744,274
US Treasuries	6,432,934	0	0	6,432,934
Cash Equivalents	3,457,467	0	0	3,457,467
Total	$19,457,123	$5,744,274	$0	$25,201,397

Leigh Baldwin Total Return Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 78.66%

Air Transportation, Scheduled - 4.77%
2,200	Delta Airlines	106,084
300	Southwest Airlines	16,794
		122,878
Biological Products (No Diagnostic Substances) - 7.97%
1,100	Amgen, Inc.	205,095

Cigarettes - 4.31%
1,000	Philip Morris International	111,010

Crude Petrolium & Natural Gas - 2.08%
1,000	Total S.A.	53,520

Electromedical & Electrotherapeutic Apparatus - 4.53%
1,500	Medtronic Plc	116,655

Electronic & Other Electrical Equipment - 2.82%
3,000	General Electric, Co.	72,540

Electronic Computers - 3.38%
600	INTL Business Machines, Inc.	87,048

Farm Machinery & Equipment - 4.39%
900	John Deere & Co.	113,031

Finance Services - 1.05%
300	American Express	27,138

Life Insurance - 4.13%
1,000	Prudential	106,320

Motor Vehicles & Passanger Cars - 1.57%
1,000	General Motors	40,380

National Commercial Banks - 6.17%
2,500	Bank of America	63,350
1,000	JP Morgan	95,510
		158,860
Pharmaceutical Preparations - 8.45%
1,600	Bristol Myers Squibb Co.	101,984
1,500	Merck & Co.	96,045
1,100	Teva Pharmaceuticals	19,360
		217,389
Retail-Grocery Stores - 2.24%
1,000	Kroger Inc.	20,060
2,000	Sprouts Farmers Market *	37,540
		57,600
Rubber & Plastic Footware - 4.03%
2,000	NIKE, Inc.	103,700

Security Brokers, Delears & Fl - 6.31%
500	Goldman Sachs	118,595
1,000	SCHWAB Corp.	43,740
		162,335
Services-Computer Programming, Data Processing, Etc. - 0.11%
200	Snap, Inc.	2,908

Services-Miscellaneous Amusement - 1.15%
300	Walt Disney Co.	29,571

Services - Prepackaged Software - 5.35%
1,200	Microsoft Corp.	89,388
1,000	ORACLE Corp.	48,350
		137,738
Telephone Communications - 3.85%
2,000	Verizon	98,980

TOTAL FOR COMMON STOCKS (Cost $2,018,470) - 78.66%		2,024,696

EXCHANGE TRADED FUNDS - 13.58%
250	IPATH S&P VIX SHRT TERM*	9,797
1,500	Powershares QQQ	218,175
1,000	Spider Gold Trust *	121,580

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $367,710) - 13.58%		349,552

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 4.36% *
Shares Subject
to Put
	Amgen, Inc.
300	January 2018 Put @ 185.00	2,385

	Amgen, Inc.
400	October 2017 Put @ 170.00	72

	Amgen, Inc.
600	September 2017 Put @ 187.50	780

	American Express Co.
700	October 2017 Put @ 85.00	252

	American Express Co.
500	October 2017 Put @ 75.00	15

	Boeing Co.
300	January 2018 Put @ 130.00	42

	Bank of America
1,000	October 2017 Put @ 24.00	260

	Bank of America
3,500	December 2017 Put @ 23.00	340

	Bank of America
2,000	January 2018 Put @ 13.00	35

	Bristol Myers Squibb Co.
1,600	October 2017 Put @ 63.00	816

	Bristol Myers Squibb Co.
800	January 2018 Put @ 62.50	2,480

	Charles Schwab Corp.
1,000	October 2017 Put @ 39.00	50

	Charles Schwab Corp.
2,000	October 2017 Put @ 40.00	100

	Delta Airlines

1,500	October 2017 Put @ 45.00	390

	Delta Airlines
500	December 2017 Put @ 47.00	875

	Delta Airlines
500	December 2017 Put @ 52.50	2,500

	Delta Airlines
1,000	January 2018 Put @ 43.00	990

	General Electric, Co.
1,500	October 2017 Put @ 26	2,745

	General Electric, Co.
1,500	January 2018 Put @ 26.00	3,300

	General Motors
2,000	October 2017 Put @ 38.00	240

	Gilead Science, Inc.
1,000	September 2017 Put @ 125.00	3,270

	Goldman Sachs
400	October 2017 Put @ 225.00	424

	Goldman Sachs
100	October 2017 Put @ 220.00	61

	Goldman Sachs
200	January 2018 Put @ 225.00	1,190

	International Business Machines Corp.
800	October 2017 Put @ 140.00	928

	International Business Machines Corp.
400	January 2018 Put @ 140.00	1,560

	John Deere & Co.
500	December 2017 Put @ 120.00	1,400

	John Deere & Co.
500	December 2017 Put @ 130.00	2,980

	John Deere & Co.

800	January 2017 Put @ 85.00	96

	JP Morgan
1,000	October 2017 Put @ 94.00	320

	JP Morgan
500	January 2018 Put @ 95.00	1,950

	Kroger Inc.
1,000	January 2018 Put @ 22.50	2,950

	Medtronic Plc.
1,000	September 2017 Put @ 78.50	550

	Medtronic Plc.
500	January 2018 Put @ 77.50	1,430

	Merck & Co.
1,000	September 2017 Put @ 65.50	1,680

	Merck & Co.
500	January 2018Put @ 65.00	1,575

	MetLife Inc.
1,000	January 2018 Put @ 42.50	300

	Microsoft Corp.
1,200	October 2017 Put @ 75.00	1,500

	Microsoft Corp.
600	January 2018 Put @ 75.00	2,010

	Nike, Inc.
2,000	October 2017 Put@ 52.50	2,320

	Nike, Inc.
1,000	January 2018 Put@ 52.50	2,750

	Oracle Corp.
1,000	January 2018 Put @ 49.00	2,480

	Philip Morris International, Inc.
500	September 2017 Put @ 116.00	2,300

	Philip Morris International, Inc.
500	January 2018 Put @ 115.00	3,200

	PowerShares QQQ
1,000	September 2017 Put @ 146.00	450

	PowerShares QQQ
500	January 2018 Put @ 146.00	2,380

	Prudential Financial, Inc.
1,000	October 2017 Put @ 105.00	1,240
		.
	Southwest Airlines
600	October 2017 Put @ 50.00	36

	Sprout Farmers Market
2,000	October 2017 2017 Put @ 22.50	7,200

	Suncor Energy
500	December 2017 Put @ 30.00	65

	TEVA Pharmaceutical Industries Ltd.
1,000	January 2019 Put @ 20.00	4,600

	Total S.A.
1,000	October 2017 Put @ 55.00	1,450

	Total S.A.
500	January 2018 Put @ 55.00	1,325

	Verizon Wireless Communications
1,000	October 2017 Put @ 50.00	1,220

	Verizon Wireless Communications
1,000	October 2017 Put @ 48.00	550

	Verizon Wireless Communications
1,000	January 2018 Put @ 47.00	1,170

	Walt Disney Co.
400	December 2017 Put @ 105.00	3,060

TOTAL (PREMIUMS PAID $134,324) - 3.21%		82,637

SHORT TERM INVESTMENTS - 13.86%
356,707	Fidelity Government Fund Class-I 0.91% (Cost $356,707) **	356,707

TOTAL INVESTMENTS (Cost $2,846,097) *** - 108.21%		2,813,592

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.31%)		(239,546)

NET ASSETS - 100.00%		$ 2,574,046

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2017.

*** At September 30, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,846,097 amounted to $72,782, which consisted of aggregate gross unrealized appreciation of $68,180 and aggregate gross unrealized depreciation of $140,962.

Baldwin Fund
Schedule of Options Written
September 31, 2017 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	American Express Co
300	October 2017 Call @ 87.50	1,020

	Amgen, Inc.
200	October 2017 Call @175.00	2,234

	Bank of America
700	October 2017 Call @ 24.00	1,029

	Bank of America
800	October 2017 Call @ 25.00	584

	Charles Schwab Corp.
500	October 2017 Call @ 40.00	2,000

	Charles Schwab Corp.
500	October 2017 Call @ 42.00	1,100

	Delta Airlines
300	December 2017 Call @ 48.00	396

	General Electric, Co.
800	January 2018 Call @ 26.00	240

	General Motors
500	October 2017 Call @ 38.00	1,215

	General Motors
500	October 2017 Call @ 39.00	825

	Goldman Sachs
200	October 2017 Call @ 225.00	2,708

	Goldman Sachs
200	October 2017 Call @ 232.50	1,530

	Goldman Sachs
100	October 2017 Call @ 230.00	950

	John Deere & Co.
400	December 2017 Call @ 130.00	1,248

	John Deere & Co.
500	December 2017 Call @ 120.00	4,255

	International Business Machines Corp.
200	October 2017 Call @ 145.00	604

	JP Morgan
500	October 2017 Call @ 95.00	440

	Merck & Co.
500	September 2017 Call @ 66.00	5

	Microsoft Corp
300	October 2017 Call @ 76.00	129

	Nike, Inc.
1,000	October 2017 Call @ 55.00	70

	Southwest Airlines
300	October 2017 Call @ 52.50	1101

	Sprout Farmers Market
2000	October 2017 Call @ 22.50	140

	TEVA Pharmaceutical Industries Ltd.
300	January 2018 Call @ 20.00	285

	Verizon Wireless Communications
500	October 2017 Call @ 49.00			430

	Verizon Wireless Communications
500	January 2018 Call @ 47.00			1,450

	Total (Premiums Paid $16,845)			$ 25,988

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At September 30, 2017, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,846,097 amounted to $72,782, which consisted of aggregate gross unrealized appreciation of $68,180 and aggregate gross unrealized depreciation of $140,962.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		2,024,696	$0	$0	$2,024,696
Exchange Traded Funds		$349,552	$0	$0	$349,552
Put Options		82,637	$0	$0	$82,637
Cash Equivalents		$356,707	$0	$0	$356,707
Total		2,813,592	$0	$0	$2,813,592

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$25,988	$0	$0	$25,988

Total	$25,988	$0	$0	$25,988

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date November 28, 2017

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date November 28, 2017